Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 SEK (kr)
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	kr 31,831			kr 30,160
Notes and bond loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	22,685			21,837
Changes in fair value due to changes in credit risk 2021	(64)
Cumulative changes in fair value due to changes in credit risk 2021	kr 346
Notes and bond loans [Member] | May 15, 2022 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 1,000
Coupon	4.125%	4.125%	4.125%
Currency	USD
Maturity date	May 15, 2022
Interest-bearing liabilities	kr 9,163			8,537
Changes in fair value due to changes in credit risk 2021	(86)
Cumulative changes in fair value due to changes in credit risk 2021	kr 58
Notes and bond loans [Member] | Mar 1, 2021 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	0.875%	0.875%	0.875%
Currency	EUR
Maturity date	Mar 1, 2021
Interest-bearing liabilities				5,034
Changes in fair value due to changes in credit risk 2021	kr (3)
Notes and bond loans [Member] | Mar 1, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	1.875%	1.875%	1.875%
Currency	EUR
Maturity date	Mar 1, 2024
Interest-bearing liabilities	kr 5,297			5,290
Changes in fair value due to changes in credit risk 2021	(27)
Cumulative changes in fair value due to changes in credit risk 2021	kr 118
Notes and bond loans [Member] | Dec 22, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 150
Coupon	2.741%	2.741%	2.741%
Currency	USD
Maturity date	Dec 22, 2025
Interest-bearing liabilities	kr 1,393			1,278
Changes in fair value due to changes in credit risk 2021	31
Cumulative changes in fair value due to changes in credit risk 2021	kr 81
Notes and bond loans [Member] | Dec 30, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 200
Coupon	3.02%	3.02%	3.02%
Currency	USD
Maturity date	Dec 30, 2030
Interest-bearing liabilities	kr 1,825			1,698
Changes in fair value due to changes in credit risk 2021	47
Cumulative changes in fair value due to changes in credit risk 2021	kr 115
Notes and bond loans [Member] | May 26, 2029 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	1.00%	1.00%	1.00%
Currency	EUR
Maturity date	May 26, 2029
Interest-bearing liabilities	kr 5,007
Changes in fair value due to changes in credit risk 2021	(26)
Cumulative changes in fair value due to changes in credit risk 2021	(26)
Bilateral loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	8,733			5,383
Changes in fair value due to changes in credit risk 2021	33
Cumulative changes in fair value due to changes in credit risk 2021	kr 84
Bilateral loans [Member] | June 15, 2023 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 220
Currency	USD
Maturity date	Jun 15, 2023
Interest-bearing liabilities	kr 2,033			1,826
Changes in fair value due to changes in credit risk 2021	17
Cumulative changes in fair value due to changes in credit risk 2021	kr 44
Bilateral loans [Member] | July 31, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		281
Currency	USD
Maturity date	July 31, 2024
Interest-bearing liabilities	kr 2,608			2,320
Changes in fair value due to changes in credit risk 2021	47
Cumulative changes in fair value due to changes in credit risk 2021	kr 62
Bilateral loans [Member] | Dec 18, 2025 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		150
Currency	USD
Maturity date	Dec 18, 2025
Interest-bearing liabilities	kr 1,400			kr 1,237
Changes in fair value due to changes in credit risk 2021	35
Cumulative changes in fair value due to changes in credit risk 2021	kr 44
Bilateral loans [Member] | Jun 21, 2028 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 305
Currency	USD
Maturity date	Jun 21, 2028
Interest-bearing liabilities	kr 2,692
Changes in fair value due to changes in credit risk 2021	(66)
Cumulative changes in fair value due to changes in credit risk 2021	kr (66)